GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2021	Feb. 28, 2021	Feb. 29, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Goodwill acquired	$ 9,681,548	$ 6,479,218	$ 6,479,218
Gross Amount				$ 6,453,750		$ 6,453,750		$ 1,100,000
Accumulated Amortization				(911,544)		(911,544)		(320,833)
Carrying Value-Amortized				5,542,206		5,542,206		779,167
Indefinite-lived				17,690,670		17,690,670		7,815,500
Intangible Assets, Net (Excluding Goodwill), Total				16,779,126		16,779,126		7,494,667
Impairment loss on intangible assets					$ 784,500		$ 784,500	784,500
Amortization expense				355,808	$ 91,667	590,711	$ 229,167	320,833
Customer relationships
Indefinite-lived Intangible Assets [Line Items]
Gross Amount				6,453,750		6,453,750		1,100,000
Accumulated Amortization				(911,544)		(911,544)		(320,833)
Carrying Value-Amortized				5,542,206		5,542,206		779,167
Brand name
Indefinite-lived Intangible Assets [Line Items]
Indefinite-lived				11,236,920		11,236,920		6,715,500
Intangible Assets, Net (Excluding Goodwill), Total				$ 11,236,920		$ 11,236,920		$ 6,715,500